SCHEDULE OF COMPANY' S INCOME TAX EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Warrant Liability
Current				$ 19,661
Deferred
Total		$ 19,661		$ 19,661